Commitments and Contingent Liabilities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Loan commitments outstanding	$ 6,851,890,000	$ 7,250,155,000
Loan commitments expiry period	1 year
Commitments to Extend Credit [Member] | George Mason [Member] | Short-term Contract with Customer [Member]
Loss Contingencies [Line Items]
Additional commitments to extend credit	$ 416,095,000	719,841,000
Commercial Letters of Credit [Member]
Loss Contingencies [Line Items]
Letters of credit issued	16,233,000	16,389,000
Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Letters of credit issued	$ 147,705,000	$ 147,511,000